Income Taxes - Summary of Deferred Tax Assets Not Recognized (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 10,824,828	$ 8,371,683
Tax Effect of Deductible Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	153,855	326,000
Unused Tax Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 10,670,973	$ 8,045,683